NOTE 6 - INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Patents, Gross	$ 158,370		$ 151,860	$ 111,256	$ 75,658
Indefinite-Lived Trademarks	32,704		32,829	17,330
Capitalized Costs, Proved Properties	45,745		45,745	45,745
Finite-Lived Intangible Assets, Gross	3,016,636		3,092,340	2,696,152	2,029,495
Finite-Lived Intangible Assets, Period Increase (Decrease)	11,684	$ 35,673	422,863	597,199
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)				78,629
Finite-Lived Intangible Assets, Accumulated Amortization	1,524,559		1,465,330	1,113,282	792,399
Amortization of Intangible Assets	101,193	$ 94,844	366,329	273,549
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	41,964		14,281	47,334
Finite-Lived Intangible Assets, Net	1,492,077		1,627,010	1,582,870	1,237,096
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	87,388		26,675
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill)	2,779,817		2,861,906	2,521,821	1,953,837
Finite-Lived Intangible Assets, Period Increase (Decrease)			365,060	491,830
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	82,089		24,975	76,154
Finite-Lived Intangible Assets, Accumulated Amortization	1,520,356		1,463,042	1,113,282	792,399
Amortization of Intangible Assets	99,278		364,041	273,549
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments	41,964		14,281	47,334
Finite-Lived Intangible Assets, Net	1,259,461		1,398,864	1,408,539	1,161,438
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	10,867		42,180	32,649
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	4,357		1,576	2,949
Finite-Lived Intangible Assets, Accumulated Amortization	1,343
Amortization of Intangible Assets	1,343
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	157,027		151,860	111,256	75,658
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	817		15,623	26,975
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	942		124	(474)
Finite-Lived Intangible Assets, Accumulated Amortization
Amortization of Intangible Assets
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	32,704		32,829	17,330
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)				45,745
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)
Finite-Lived Intangible Assets, Accumulated Amortization	2,860		2,288
Amortization of Intangible Assets	572		2,288
Finite-Lived Intangible Assets, Translation and Purchase Accounting Adjustments
Finite-Lived Intangible Assets, Net	$ 42,885		$ 43,457	$ 45,745